Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 344,518
2025	229,106
2026	214,869
2027	202,539
2028	189,539
Total	$ 1,180,571